Critical accounting judgments and key sources of estimation uncertainty	6 Months Ended
Jun. 30, 2024
Critical accounting judgments and key sources of estimation uncertainty
Critical accounting judgments and key sources of estimation uncertainty

3Critical accounting judgments and key sources of estimation uncertainty

The preparation of the unaudited condensed consolidated interim financial information in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent liabilities at the date of the financial information and the reported amounts of expenses during the reporting period.

The Company’s most significant estimates and judgments involve the valuation of the share-based consideration, including the fair value of share options and market-based restricted share units, and the valuations of derivative liabilities including convertible loan notes.

These estimates are based on historical data and experience, as well as various other factors that management believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Such estimates often require the selection of appropriate valuation methodologies and models and may involve significant judgment in evaluating ranges of assumptions and financial inputs. Actual results may differ from those estimates under different assumptions, financial inputs, or circumstances.

In preparing these unaudited condensed consolidated interim financial statements, the significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation were the same as those that applied to the consolidated financial statements as at and for the year ended December 31, 2023.